Subsequent events	12 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
Subsequent events
30.	Subsequent events
On May 20, 2022, the Company announced to change the ratio of its ADSs to Class A ordinary shares. Under the revised ratio, the Company changed its ratio from one (1) ADS representing three fourths (0.75) Class A ordinary shares to one (1) ADS representing four and a half (4.5) Class A ordinary shares (the “Revised ADS Ratio Change”). The Revised ADS Ratio Change became effective from June 3, 2022.